SIGNIFICANT ACCOUNTING POLICIES (Schedule of Composition of Lease Liabilities Recognized) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Current lease liabilities	$ 672	$ 713
Non-current lease liabilities	$ 1,096	1,165
Total Lease Liabilities		$ 1,878